Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets weighted average useful lives
Purchased software	4.5 years
MVNO license	10 years
Capitalized software development costs	3 years
Internal-use software	5 years
Developed technology	10 years

Schedule of doubtful accounts for accounts receivable and contract assets
	Year ended December 31,
	2020	2021
	$	$
Balance as of January 1	20,903	12,883
Provisions for doubtful accounts	1,329	169
Write offs	(8,937)	-
Changes due to foreign exchange	(412)	(3)
Balance as of December 31	12,883	13,049

Schedule of other receivables in prepaid expenses and other current assets
	Year ended December 31,
	2020	2021
	$	$
Balance as of January 1	12,871	13,992
Provisions for doubtful accounts	3,042	-
Reversal of provision for doubtful accounts	-	(1,926)
Write offs	(2,911)	(764)
Changes due to foreign exchange	(990)	25
Balance as of December 31	13,992	11,327

Schedule of future related to performance obligations
	2022	2023	2024
	(US$ in thousands)
Software development service	1,198	224	585
Hardware product sales	4,851	56	393